Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term compensation	R$ 54,396	R$ 62,285	R$ 47,003
Stock compensation	35,165	18,424	15,778
Post-employment benefits	4,206	4,035	2,737
Termination benefits	1,007	0	5,637
Total	R$ 94,774	R$ 84,744	R$ 71,155